Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Information
The Company’s business segments are based on the products that the Company offers and the markets that it serves. At December 31, 2012, the Company had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins. A summary of the major products of the Company’s reportable segments follows:

•
Epoxy, Phenolic and Coating Resins: epoxy specialty resins, phenolic encapsulated substrates, versatic acids and derivatives, basic epoxy resins and intermediates, phenolic specialty resins and molding compounds, polyester resins, acrylic resins and vinylic resins

•	Forest Products Resins: forest products resins and formaldehyde applications

Reportable Segments
Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by reportable segment. Segment EBITDA is defined as EBITDA adjusted for certain non-cash items, other income and expenses and discontinued operations. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Corporate and Other is primarily corporate general and administrative expenses that are not allocated to the segments, such as shared service and administrative functions, foreign exchange gains and losses and legacy company costs not allocated to continuing segments.
Net Sales to Unaffiliated Customers(1):

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$3,022	$3,424	$2,990
Forest Products Resins	1,734	1,783	1,607
Total	$4,756	$5,207	$4,597

Segment EBITDA:

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins(2)	$337	$506	$491
Forest Products Resins(3)	201	180	177
Corporate and Other	(48)	(51)	(61)

Depreciation and Amortization Expense:

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$109	$113	$111
Forest Products Resins	38	49	47
Corporate and Other	6	5	6
Total	$153	$167	$164

Total Assets:

	As of December 31,
	2012	2011
Epoxy, Phenolic and Coating Resins	$1,694	$1,688
Forest Products Resins	760	790
Corporate and Other	871	618
Total	$3,325	$3,096

Capital Expenditures(4):

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$89	$89	$77
Forest Products Resins	41	36	34
Corporate and Other	3	14	3
Total	$133	$139	$114

(1)	Intersegment sales are not significant and, as such, are eliminated within the selling segment.

(2)
Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.

(3)
Included in the Forest Products Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.

(4)	Excludes capital expenditures of discontinued operations. Includes capitalized interest costs that are incurred during the construction of property and equipment.
Reconciliation of Segment EBITDA to Net Income:

	Year Ended December 31,
	2012	2011	2010
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$337	$506	$491
Forest Products Resins	201	180	177
Corporate and Other	(48)	(51)	(61)

Reconciliation:
Items not included in Segment EBITDA:
Terminated merger and settlement income, net	—	—	171
Asset impairments and other non-cash charges	(54)	(41)	(8)
Business realignment costs	(35)	(15)	(20)
Integration costs	(12)	(19)	—
Net income (loss) from discontinued operations	—	2	(3)
Other	(14)	(12)	(28)
Total adjustments	(115)	(85)	112
Loss on extinguishment of debt	—	—	(30)
Interest expense, net	(263)	(262)	(276)
Income tax benefit (expense)	365	(3)	(35)
Depreciation and amortization	(153)	(167)	(164)
Net income	$324	$118	$214

Items Not Included in Segment EBITDA
Asset impairments and non-cash charges primarily represent asset impairments, stock-based compensation expense, accelerated depreciation recorded on closing facilities and unrealized derivative and foreign exchange gains and losses. Business realignment costs for 2012 primarily include expenses from the Company’s restructuring and cost optimization programs. Business realignment costs for 2011 primarily relate to expenses from minor restructuring programs. Business realignment costs for 2010 primarily relate to expenses from the Company’s productivity program. Integration costs relate primarily to the Momentive Combination. Net income from discontinued operations represents the results of the IAR and CCR businesses.
Not included in Segment EBITDA are certain non-cash items and other income and expenses. For 2012, these items primarily include a charge related to the resolution of a pricing dispute with an unconsolidated joint venture, losses on the disposal of assets and other transaction costs, partially offset by net realized and unrealized foreign exchange transaction gains and insurance recoveries related to the terminated Huntsman merger. For 2011, these items consist of business optimization expenses, integration costs related to the Momentive Combination, retention program costs, realized foreign exchange gains and losses and a gain recognized on the termination of an operator agreement with a customer. For 2010, these items consisted of realized foreign exchange gains and losses and retention program costs.
Geographic Information
Net Sales to Unaffiliated Customers(1):

	Year Ended December 31,
	2012	2011	2010
United States	$2,005	$2,130	$1,861
Netherlands	902	1,051	938
Germany	298	402	347
Canada	336	304	244
Other international	1,215	1,320	1,207
Total	$4,756	$5,207	$4,597

(1)	Sales are attributed to the country in which the individual business locations reside.
Long-Lived Assets as of December 31:

	As of December 31,
	2012	2011
United States	$582	$597
Netherlands	230	237
Germany	123	131
Other international	492	515
Total	$1,427	$1,480